Consolidated Statement of Cash Flows Supplemental Disclosures ( Changes in operating assets and liabilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
(Increase) decrease in accounts receivable, net	$ 15,357	$ (68,360)	$ (9,386)
(Increase) decrease in prepaid expenses	(4,454)	672	(350)
(Increase) decrease in inventories	(6,631)	1,751	(4,576)
Decrease in other current assets	88	1,448	1,953
(Increase) decrease in other assets	(878)	(1,459)	1,236
Increase (decrease) in accounts payable	(4,648)	15,334	3,085
Increase in deferred revenues	1,728	2,368	3,215
Increase (decrease) in accrued payroll and payroll related obligations	2,997	10,263	(2,750)
Increase (decrease) in accrued liabilities	(242)	(883)	3,043
Increase (decrease) in accrued interest	(434)	302	106
Increase (decrease) in subscriber deposits	(114)	(40)	116
Decrease in long-term deferred revenue	(4,163)	(3,554)	(5,001)
Increase (decrease) in components of other long-term liabilities	1,714	(20)	(1,301)
Total change in operating assets and liabilities	$ 320	$ (42,178)	$ (10,610)